Lines of Credit and Debt (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instruments [Abstract]
2015	$ 131,119
2016	0
2017	0
2018	0
2019	459,977
thereafter	580,983
Total long-term debt	$ 1,172,079	$ 845,483